Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcofunds-20191108_SupplementTextBlock

PIMCO Funds

Supplement Dated November 8, 2019 to the Credit Bond Funds Prospectus
dated July 31, 2019, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO High Yield Fund and the PIMCO High Yield Spectrum Fund

PIMCO High Yield Fund
Effective January 31, 2020, the first two sentences of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced by the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in high yield investments ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index.
PIMCO High Yield Spectrum Fund
Effective January 31, 2020, the first five sentences of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Spectrum Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced by the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in high yield investments ("junk bonds"), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index (the "Benchmark"). The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the Benchmark, as calculated by PIMCO, which as of May 31, 2019 was 3.26 years.

(PIMCO Funds - Supplement) | (PIMCO High Yield Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in high yield investments ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index.

(PIMCO Funds - Supplement) | (PIMCO High Yield Spectrum Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in high yield investments ("junk bonds"), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index (the "Benchmark"). The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the Benchmark, as calculated by PIMCO, which as of May 31, 2019 was 3.26 years.